Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

12.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Deposits from advertising agencies and customers	14,031	20,644	2,973
Accrued professional fees	4,482	7,413	1,068
General operating expenses payables	59,702	79,805	11,494
Others	2,676	3,187	459
Total	80,891	111,049	15,994